Calvert VP Small Cap Growth Portfolio
CALVERT VP SMALL CAP GROWTH PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio seeks long-term capital appreciation. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert VP Small Cap Growth Portfolio
Maximum sales charge (load) on purchases	none
Maximum deferred sales charge (load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Calvert VP Small Cap Growth Portfolio
Management fees		0.90%
Other expenses		0.27%
Total annual fund operating expenses		1.17%
Less fee waiver and/or expense reimbursement	[1]	(0.13%)
Net expenses		1.04%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 1.04% through April 30, 2014. Only the Board of Directors of the Portfolio may terminate the Portfolio's expense cap before the contractual period expires, upon 60 days' prior notice to shareholders.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:
  you invest $10,000 in the Portfolio for the time periods indicated;
  your investment has a 5% return each year;
  the Portfolio’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert VP Small Cap Growth Portfolio	106	359	631	1,409

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert VP Small Cap Growth Portfolio	106	359	631	1,409

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 40% of its portfolio’s average value.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Portfolio focuses on small, rapidly growing and under-researched companies whose securities, in the Subadvisor's opinion, are trading at reasonable prices. The Portfolio normally invests at least 80% of its net assets (including borrowings for investment purposes) in the equity securities, such as common or preferred stocks, of small capitalization companies listed on U.S. exchanges or in the U.S. over-the-counter market. The Portfolio will provide shareholders with at least 60 days' notice before changing this 80% policy. The Portfolio considers a small capitalization company to have a market capitalization within the range of companies in the Russell 2000 Growth Index. As of December 31, 2012, the market capitalization of the Russell 2000 Growth Index companies ranged from $28 million to $4.7 billion.

The Subadvisor employs a rigorous bottom-up stock selection technique to identify dynamic small companies that offer rapid growth at reasonable valuations. The Subadvisor targets key characteristics such as an accelerating and sustainable earnings growth rate; strong management; reasonable debt levels; and a reasonable price-to-earnings ratio relative to the projected earnings growth rate.
Principal Risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Portfolio may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer's ability to make payments on the preferred stock.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disapointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.
Performance
The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index and a peer average.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.
Calendar Year Total Returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/03	21.20%
Worst Quarter (of periods shown)	12/31/08	-27.51%

Average Annual Total Returns (as of 12/31/12)
Average Annual Total Returns	1 Year	5 Years	10 Years
Calvert VP Small Cap Growth Portfolio	14.03%	5.45%	9.87%
Calvert VP Small Cap Growth Portfolio Russell 2000 Growth Index (reflects no deduction for fees or expenses)	14.59%	3.49%	9.80%
Calvert VP Small Cap Growth Portfolio Lipper VA Small-Cap Growth Funds Average	14.09%	2.75%	8.98%